Computation of Basic and Diluted Income (Loss) Per Ordinary Share (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Numerator:
Net income (loss) attributable to Acorn International, Inc. shareholders from operations - basic and diluted	$ (39,895,878)	$ (17,926,074)	$ 5,123,259
Denominator:
Weighted average ordinary shares outstanding - basic	84,115,169	89,965,979	89,629,395
Weighted average ordinary shares outstanding - diluted	84,115,169	89,965,979	89,796,835
Income (loss) per ordinary share:
Basic	$ (0.47)	$ (0.20)	$ 0.06
Diluted	$ (0.47)	$ (0.20)	$ 0.06